Convertible debentures - Schedule of gain on change in fair value (Details)																							2 Months Ended		12 Months Ended
	Jul. 25, 2025 $ / shares shares	Jul. 07, 2025 $ / shares shares	Jun. 05, 2025 USD ($)	Jun. 05, 2025 $ / shares	May 23, 2025 $ / shares	May 21, 2025 USD ($)	May 21, 2025 $ / shares	May 12, 2025 USD ($)	May 12, 2025 $ / shares	May 05, 2025 $ / shares	Apr. 23, 2025 USD ($)	Apr. 23, 2025 $ / shares	Apr. 15, 2025 $ / shares shares	Apr. 10, 2025 USD ($)	Apr. 10, 2025 $ / shares	Mar. 28, 2025 USD ($)	Mar. 28, 2025 $ / shares	Mar. 06, 2025 $ / shares	Feb. 26, 2025 $ / shares	Feb. 07, 2025 $ / shares	Jan. 20, 2025 $ / shares	Dec. 13, 2024 $ / shares	Nov. 30, 2025 $ / shares	Sep. 30, 2025 $ / shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares
Convertible debentures - Schedule of gain on change in fair value (Details) [Line Items]
Share price (CAD) (in Dollars per share)				$ 18.78	$ 15.89		$ 17.03		$ 12.77	$ 11.86		$ 9.53			$ 9.38		$ 11.08	$ 6.44	$ 8.27	$ 16.16	$ 4.9	$ 5.85				$ 5.2
Conversion price (CAD) (in Dollars per share)				$ 6.6	$ 6.25		$ 6.6		$ 6.6	$ 6.25		$ 6.6			$ 6.6		$ 6.6	$ 4.85	$ 4.85	$ 4.85	$ 4.85	$ 6.25				$ 6.25
Expected Volatility	168.20%	132.95%	107.90%		111.59%	107.09%		106.62%		109.68%	108.27%		119.78%	107.93%		108.64%		106.09%	104.91%	105.28%	93.66%	98.04%			146.51%	100.68%
Risk free interest rate	2.77%	2.69%	2.86%		2.83%	2.97%		2.80%		2.83%	2.84%		2.54%	2.81%		2.61%		2.72%	2.70%	2.63%	2.99%	2.78%			2.55%	2.70%
Expected life (years)	2 years	1 year 9 months 7 days	2 years 10 months 9 days		2 years 7 months 6 days	2 years 10 months 24 days		2 years 11 months 4 days		2 years 7 months 20 days	2 years 11 months 23 days		2 years	3 years		3 years		3 years	2 years 10 months 24 days	2 years 11 months 12 days	3 years	3 years			1 year 6 months 21 days	2 years 11 months 12 days
Credit Spread		25.00%	25.00%		25.00%	25.00%		25.00%		25.00%	25.00%		25.00%	25.00%		25.00%		25.00%	25.00%	25.00%	25.00%	12.25%	25.00%	25.00%		12.25%
Foreign exchange rate	1.37%	1.37%	0.7321%		0.727%	0.7221%		0.7144%		0.724%	0.7209%		1.39%	0.7135%		0.6952%		0.6989%	0.6974%	0.6994%	0.6978%	0.7025%	1.40%	1.38%	1.37%	0.6952%
Conversion value (in Dollars) | $			$ 3,740,737			$ 3,404,094		$ 2,612,294			$ 2,001,723			$ 2,029,678		$ 1,954,755
Share price (USD) (in Dollars per share)	$ 0.00017	$ 0.00017											$ 0.00017										$ 0.00017	$ 0.00017	$ 0.00017
Exercise price (USD) (in Dollars per share)	$ 0.15																								$ 0.15
Expected dividend yield (in Shares) | shares	0																								0
Conversion price (USD) (in Dollars per share)		$ 0.15											$ 0.15										$ 0.15	$ 0.15
Minimum [Member]
Convertible debentures - Schedule of gain on change in fair value (Details) [Line Items]
Expected Volatility																							124.06%	136.82%
Risk free interest rate																							2.46%	2.50%
Expected life (years)																							2 years 1 month 28 days	1 year 7 months 2 days
Maximum [Member]
Convertible debentures - Schedule of gain on change in fair value (Details) [Line Items]
Expected Volatility																							127.63%	141.83%
Risk free interest rate																							2.47%	2.69%
Expected life (years)																							2 years 3 months 10 days	1 year 8 months 15 days
Conversion Feature [Member]
Convertible debentures - Schedule of gain on change in fair value (Details) [Line Items]
Expected Volatility	168.20%																								135.29%
Risk free interest rate	2.77%																								2.55%
Expected life (years)	1 year
Credit Spread	25.00%																								25.00%
Foreign exchange rate	1.37%																								1.37%
Share price (USD) (in Dollars per share)	$ 0.00017																								$ 0.00017
Conversion price (USD) (in Dollars per share)	$ 0.05																								$ 0.15
Conversion Feature [Member] | Minimum [Member]
Convertible debentures - Schedule of gain on change in fair value (Details) [Line Items]
Expected life (years)																									1 year 3 months 21 days
Conversion Feature [Member] | Maximum [Member]
Convertible debentures - Schedule of gain on change in fair value (Details) [Line Items]
Expected life (years)																									2 years
Unsecured Debenture Warrants [Member]
Convertible debentures - Schedule of gain on change in fair value (Details) [Line Items]
Expected Volatility		132.95%											119.78%												146.51%
Risk free interest rate		2.69%											2.54%												2.55%
Expected life (years)		1 year 9 months 7 days											2 years												6 months 21 days
Credit Spread																									25.00%
Foreign exchange rate		1.37%											1.39%											1.38%	1.37%
Share price (USD) (in Dollars per share)		$ 0.00017											$ 0.00017											$ 0.00017	$ 0.00017
Exercise price (USD) (in Dollars per share)		$ 0.15											$ 0.15											$ 0.15
Expected dividend yield (in Shares) | shares		0											0
Conversion price (USD) (in Dollars per share)																									$ 0.05
Unsecured Debenture Warrants [Member] | Minimum [Member]
Convertible debentures - Schedule of gain on change in fair value (Details) [Line Items]
Expected Volatility																								141.83%
Risk free interest rate																								2.69%
Expected life (years)																								1 year 8 months 8 days
Unsecured Debenture Warrants [Member] | Maximum [Member]
Convertible debentures - Schedule of gain on change in fair value (Details) [Line Items]
Expected Volatility																								136.82%
Risk free interest rate																								2.49%
Expected life (years)																								1 year 6 months 25 days
Secured Debenture Warrants [Member]
Convertible debentures - Schedule of gain on change in fair value (Details) [Line Items]
Expected Volatility																									135.29%
Risk free interest rate																									2.55%
Expected life (years)																									2 years
Foreign exchange rate																							1.40%		2.00%
Share price (USD) (in Dollars per share)																							$ 0.00017		$ 0.00017
Exercise price (USD) (in Dollars per share)																							$ 0.15		$ 0.15
Expected dividend yield (in Shares) | shares																									0
Secured Debenture Warrants [Member] | Minimum [Member]
Convertible debentures - Schedule of gain on change in fair value (Details) [Line Items]
Expected Volatility																							124.06%
Risk free interest rate																							2.46%
Expected life (years)																							2 years 1 month 17 days
Secured Debenture Warrants [Member] | Maximum [Member]
Convertible debentures - Schedule of gain on change in fair value (Details) [Line Items]
Expected Volatility																							127.63%
Risk free interest rate																							2.47%
Expected life (years)																							2 years 3 months